Short Term Deposits	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
SHORT TERM DEPOSITS

NOTE 4 – SHORT TERM DEPOSITS

	June 30,	December 31,
(in thousands)	2022	2021
Bank deposits in U.S.$ and NIS (average annual interest rates 0.7% and 0.6%)	$42,334	$10,004
Total short-term deposits	$42,334	$10,004